EQUITY - Schedule Of Authorized Share Capital (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Issued (Repurchased)
Number of Common Shares Held by the Company	100,610,227	71,921,167	100,610,227	71,921,167	93,511,317	81,849,805	70,740,647	62,910,220
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	1,512,906,498	1,564,393,929	1,523,457,459	1,573,371,868
Issued (Repurchased)
Share issuance	658,243	1,380	1,594,541	262,361
Repurchases (in shares)	(7,098,910)	(1,189,664)	(20,313,372)	(11,676,545)
Long-term share ownership plans (in shares)	1,752,920	643,650	3,467,385	1,826,185
Dividend reinvestment plan and others (in shares)	13,168	17,597	25,906	83,023
Ending balance (in shares)	1,508,231,919	1,563,866,892	1,508,231,919	1,563,866,892